UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
REVENUES:
Total revenues	$ 43,811	$ 42,066
EXPENSES:
Voyage expenses (including $508 and $549 respectively, to related party)	1,036	1,163
Operating lease expenses	5,378	5,406
Other vessel operating expenses	10,057	9,451
Vessel depreciation	6,870	6,673
Management fees-related parties (Note 5)	1,204	1,128
Dry-docking costs (including $74 and $- respectively, to related party)	0	3,153
General and administrative expenses	1,024	810
Operating income	18,242	14,282
OTHER INCOME (EXPENSES):
Interest and finance costs	(9,992)	(12,728)
Interest income	60	381
Equity gains/(losses) in unconsolidated joint ventures	(747)	4
Total other expenses, net	(10,679)	(12,343)
Net income	$ 7,563	$ 1,939
Earnings per common share, basic (Note 10) (in dollars per share)	$ 1.63	$ 0.42
Earnings per common share, diluted (Note 10) (in dollars per share)	$ 1.63	$ 0.42
Weighted average common shares outstanding, basic (Note 10) (in shares)	4,626,197	4,626,197
Weighted average common shares outstanding, diluted (Note 10) (in shares)	4,626,197	4,626,197
Comprehensive Income:
Net income	$ 7,563	$ 1,939
Change in foreign currency translation adjustments	776	0
Total Other Comprehensive Income	8,339	1,939
Nonrelated Party [Member]
REVENUES:
Time charter revenues	39,376	37,607
Related Party [Member]
REVENUES:
Time charter revenues	4,435	4,459
EXPENSES:
Voyage expenses (including $508 and $549 respectively, to related party)	549	508
Dry-docking costs (including $74 and $- respectively, to related party)	$ 0	$ 74